Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 10.   Income Taxes

The Company  recorded no income tax benefit or expense for the years ended December 31, 2017 and 2018. No tax benefit was recorded through  December 31, 2018 because, given the history of operating losses, the Company  believes it is more likely than not that the deferred tax asset will not be realized, and a full valuation  allowance has been provided.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts  of assets and liabilities for financial reporting  purposes and the amounts  used for income tax purposes. The following table presents significant components  of the Company’s deferred tax assets (in thousands):

	As of December 31,
	2017	2018
Net operating loss carry forward	$6,158	$7,051
Research and development credits	1,284	1,601
Accruals and reserves	99	142
Fixed assets	—	1
Total deferred tax asset	7,541	8,795
Valuation allowance	(7,541)	(8,795)
Net deferred tax asset	$—	$—

The Company  has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company’s history of operating  losses, the Company  has concluded that it is more likely than not that the benefit of its deferred tax assets will not be realized. Accordingly, the Company  has provided a full valuation  allowance for deferred tax assets as of December 31, 2017 and 2018. The valuation  allowance decreased approximately $964,000 and increased $1.2 million during the years ended December 31, 2017 and 2018, respectively.

On December 22, 2017, the U.S. government  enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code that affect fiscal 2017, including, but not limited to requiring a one-time transition tax on certain un-repatriated earnings of foreign subsidiaries (the “Transition Tax”). The Tax Act also establishes new tax laws that will affect 2018 and later years, including, but not limited to, a reduction  of the U.S. federal corporate tax rate from 35% to 21% and a transition of U.S. international taxation  from a worldwide tax system to a territorial system. During the year ended December 31, 2017, the Company  did not recognize an amount  for the one-time transition tax, nor did the Company  make any accounting  policy elections on the treatment of the other international provisions of tax reform due to the fact the Company does not currently have any foreign subsidiaries.

During 2017, the Company  corrected the balance of Net Operating  Losses and Research and Development  Credits and the associated Valuation  Allowances in connection  with the Company’s determination of nexus in an additional state which was previously not identified correctly. The correction of such error did not have any impact on the Company’s financial position and results of operations for any period presented or any prior period results. The Company  has corrected the gross amount  of deferred tax assets and the valuation  allowance for 2016 to correct the error.

As of December 31, 2018, the Company  had federal net operating  loss, or NOL, carry forwards of $33.5 million available to reduce future taxable income, if any. The NOL carry forwards prior to January 1, 2018 of $28.7 million will begin to expire in 2033. The NOL carry forwards incurred post December 31, 2017 of $4.8 million will carry forward indefinitely. As of December 31, 2018, the Company  had federal and state research and development  credits of $1.8 million and $0.7 million, respectively. The federal research and development  credits will begin to expire in 2031. The state research and development credit will carry forward indefinitely.

Internal  Revenue Code (“IRC”) Section 382 and similar California  rules place a limitation  on the amount  of taxable income that can be offset by NOL and credit carry forwards after a change in control. Generally, after a control change, a corporation cannot deduct NOL or credit carry forwards in excess of the Section 382 limitations.  Although  the Company  has not completed an analysis under Section 382 of the Code since the year ended December 31, 2012, it believes that it is unlikely that the utilization  of the NOLs and tax credit carry forwards will be substantially  limited.

The tax return years 2014 through  2018 remain open to examination by the major domestic taxing jurisdictions to which the Company  is subject. Net operations losses generated on a tax return basis by the Company  for calendar years 2013 and 2015 to 2018 remain open to examination by the IRS. Net operating losses generated on state returns by the Company  for calendar years 2007 to 2013 and 2015 to 2018 remain open to examination by state authorities.

ASC 740-10 requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities. The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

Years Ended
December 31,
2018
Balance at December 31, 2017	$331
Changes related to prior year positions	330
Increases related to current year positions	42
Balance at December 31, 2018	$703

The Company’s policy is to record interest related to uncertain  tax positions as interest and any penalties as other expense in its statement  of operations. As of the date of adoption and through December 31, 2018, the Company  did not have any interest and penalties associated with unrecognized tax benefits.